Expense Example - Allspring Multi-Asset Funds	Sep. 30, 2025 USD ($)
(Allspring Diversified Capital Builder Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,816
(Allspring Diversified Capital Builder Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,148
(Allspring Diversified Capital Builder Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
(Allspring Diversified Income Builder Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	1,827
(Allspring Diversified Income Builder Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	2,159
(Allspring Diversified Income Builder Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	834
(Allspring Diversified Income Builder Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	954
(Allspring Index Asset Allocation Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	1,816
(Allspring Index Asset Allocation Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	2,147
(Allspring Index Asset Allocation Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,226
(Allspring Index Asset Allocation Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	$ 941